Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Business Acquisition, Pro Forma Information [Table Text Block]

	Three months ended March 31,
	2014	2013
Total revenues	$2,089	$2,522
Net earnings attributable to FNF common shareholders	29	144

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
The following table summarizes the intangible assets acquired (in millions, except for useful life):

	Fair Value as of Consolidation	Weighted Average Useful Life in Years as of Consolidation	Residual Value as of March 31, 2014
Amortizing intangible assets:
Developed technology	$750	8	$725
Purchased technology	23	3	21
Tradenames	34	10	33
Customer relationships	1,056	10	1,008

Non-amortizing intangible assets:
Developed technology	52		52
Title plants	24		24
Total intangible assets and capitalized software	$1,939		$1,863

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The initial purchase price is as follows (in millions):

Cash paid for LPS outstanding shares	$2,535
Less: cash acquired from LPS	(287)
Net cash paid for LPS	2,248
FNF common stock issued (25,920,078 shares)	839
Total net consideration paid	$3,087

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The initial purchase price allocation is as follows (in millions):

Trade and notes receivable	$184
Investments	77
Prepaid expenses and other assets	60
Property and equipment	149
Capitalized software	773
Intangible assets including title plants	1,166
Income tax receivable	36
Goodwill	2,794
Total assets	5,239
Notes payable	1,091
Reserve for title claims	30
Deferred tax liabilities	590
Other liabilities assumed	441
Total liabilities	2,152
Net assets acquired	$3,087

Revenue Recognition, Policy
BKFS Revenue Recognition
Within our BKFS segment, we recognize revenues in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 605, Revenue Recognition (“ASC 605”). Recording revenues requires judgment, including determining whether an arrangement includes multiple elements, whether any of the elements are essential to the functionality of any other elements, and the allocation of the consideration based on each element's relative selling price. Customers receive certain contract elements over time and changes to the elements in an arrangement, or in our determination of the relative selling price for these elements, could materially impact the amount of earned and unearned revenue reflected in our financial statements.
The primary judgments relating to our revenue recognition are determining when all of the following criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the seller’s price to the buyer is fixed or determinable; and (4) collectability is reasonably assured. Judgment is also required to determine whether an arrangement involving more than one deliverable contains more than one unit of accounting and how the arrangement consideration should be measured and allocated to the separate units of accounting.
If the deliverables under a contract are software related, we determine the appropriate units of accounting and how the arrangement consideration should be measured and allocated to the separate units. This determination, as well as management’s ability to establish vendor specific objective evidence (“VSOE”) for the individual deliverables, can impact both the amount and the timing of revenue recognition under these agreements. The inability to establish VSOE for each contract deliverable results in having to record deferred revenues and/or applying the residual method. For arrangements where we determine VSOE for software maintenance using a stated renewal rate within the contract, we use judgment to determine whether the renewal rate represents fair value for that element as if it had been sold on a stand-alone basis. For a small percentage of revenues, we use contract accounting when the arrangement with the customer includes significant customization, modification, or production of software. For elements accounted for under contract accounting, revenue is recognized using the percentage-of-completion method since reasonably dependable estimates of revenues and contract hours applicable to various elements of a contract can be made.
We are often party to multiple concurrent contracts with the same customer. These situations require judgment to determine whether the individual contracts should be aggregated or evaluated separately for purposes of revenue recognition. In making this determination we consider the timing of negotiating and executing the contracts, whether the different elements of the contracts are interdependent and whether any of the payment terms of the contracts are interrelated.
Due to the large number, broad nature and average size of individual contracts we are a party to, the impact of judgments and assumptions that we apply in recognizing revenue for any single contract is not likely to have a material effect on our consolidated operations. However, the broader accounting policy assumptions that we apply across similar arrangements or classes of customers could significantly influence the timing and amount of revenue recognized in our result of operations.

Revenue Recognition
Fidelity National Title Group. Our direct title insurance premiums and escrow, title-related and other fees are recognized as revenue at the time of closing of the related transaction as the earnings process is then considered complete, whereas premium revenues from agency operations and agency commissions include an accrual based on estimates using historical information of the volume of transactions that have closed in a particular period for which premiums have not yet been reported to us. The accrual for agency premiums is necessary because of the lag between the closing of these transactions and the reporting of these policies to us by the agent. Historically, the time lag between the closing of these transactions by our agents and the reporting of these policies, or premiums, to us has been up to 15 months, with 70-80% reported within three months following closing, an additional 10-20% reported within the next three months and the remainder within seven to fifteen months. In addition to accruing these earned but unreported agency premiums, we also accrue agent commission expense, which was 76.1%, of agent premiums earned in 2013, 76.2% of agent premiums earned in 2012 and 77.1% of agent premiums earned in 2011. We also record a provision for claim losses at our average provision rate at the time we record the accrual for the premiums, which was 7.0% for 2013 and 2012 and 6.8% for 2011, and accruals for premium taxes and other expenses relating to our premium accrual. The resulting impact to pretax earnings in any period is less than 10% of the accrued premium amount. The impact of the change in the accrual for agency premiums and related expenses on our pretax earnings was a decrease of $7 million for the year ended December 31, 2013, less than $1 million for the year ended 2012 and an increase of $8 million for the year ended 2011. The amount due from our agents relating to this accrual, i.e., the agent premium less their contractual retained commission, was approximately $74 million and $90 million at December 31, 2013 and 2012, respectively, which represents agency premiums of approximately $364 million and $438 million at December 31, 2013 and 2012, respectively, and agent commissions of $290 million and $348 million at December 31, 2013 and 2012, respectively.
Revenues from home warranty insurance policies are recognized over the life of the policy, which is one year. The unrecognized portion is recorded as deferred revenue in Accounts payable and other accrued liabilities in the Consolidated Balance Sheets.
Remy. Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, ownership has transferred, the seller’s price to the buyer is fixed and determinable and collectability is reasonably assured. Sales are recorded upon shipment of product to customers and transfer of title and risk of loss under standard commercial terms (typically, F.O.B. shipping point). We recognize shipping and handling costs as Costs of auto parts revenue with the related amounts billed to customers as sales. Accruals for sales returns, price protection and other allowances are provided at the time of shipment based upon past experience. Adjustments to such accruals are made as new information becomes available. We accrue for rebates, price protection and other customer sales allowances in accordance with specific customer arrangements. Such rebates are recorded as a reduction of Auto parts revenue.
Restaurant Group. Restaurant revenue on the Consolidated Statements of Earnings consists of restaurant sales and, to a lesser extent, franchise revenue and other revenue. Restaurant sales include food and beverage sales and are net of applicable state and local sales taxes and discounts.